Note 3. Acquisitions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		3 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 28, 2014	Aug. 29, 2014	Dec. 31, 2014	Jul. 02, 2014	Jun. 27, 2012	Dec. 31, 2011	Sep. 30, 2014
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								15.00%
Equity method investments	$ 132.8	$ 33.2				$ 132.8
Assets, Current	2,788.0	2,385.0				2,788.0
Payments to Acquire Businesses, Net of Cash Acquired	719.0	7.3	0
Business acquisition, contingent consideration	(42.7)	(35.2)	(24.9)			(42.7)			(90.8)
Non-solar energy systems, net of accumulated depreciation of $1,253.6 and $1,228.6 in 2014 and 2013, respectively	1,738.8	1,108.7				1,738.8
Assets	(11,499.8)	(6,680.5)				(11,499.8)
Debt And Capital Lease Obligations Including Solar Energy Systems Financing	7,199.4	3,576.2				7,199.4
Liabilities	10,015.2	6,339.3				10,015.2
Equity Method Investment, Realized Gain (Loss) on Disposal	145.7	0	0
Acquisition Costs, Cumulative	14.9					14.9
Capital Dynamics Solar Fund [Domain]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	4.5					4.5
Payments to Acquire Businesses, Net of Cash Acquired	256.7
Cash and cash equivalents	0.9					0.9
Solar energy systems	200.7					200.7
Restricted cash	0					0
Intangible assets	83.1					83.1
Other assets	22.8					22.8
Total assets acquired	312.0					312.0
Accounts payable and accrued liabilities	5.9					5.9
Long-term debt	0					0
Other liabilities	31.9					31.9
Total liabilities assumed	37.8					37.8
Noncontrolling interest	16.6					16.6
Fair value of net assets acquired	257.6
SMP Ltd. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										50.00%
Equity method investments										13.3
Business Acquisition, Percentage of Voting Interests Acquired				35.00%						35.00%
Assets, Current	11.6					11.6
Non-solar energy systems, net of accumulated depreciation of $1,253.6 and $1,228.6 in 2014 and 2013, respectively	788.1					788.1
Other Assets	869.2					869.2
Assets	134.8					134.8
Debt And Capital Lease Obligations Including Solar Energy Systems Financing	5.1					5.1
Accounts Payable	381.9					381.9
Accrued Liabilities and Other Liabilities	521.8					521.8
Liabilities	47.7					47.7
Noncontrolling Interest in Variable Interest Entity	299.7					299.7
Cash and cash equivalents	69.5					69.5
Total assets acquired										140.7
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				71.2
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage				85.00%						85.00%
Equity Method Investment, Realized Gain (Loss) on Disposal				145.7
SunEdison [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	26.0					26.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities	114.8					114.8
Cash and cash equivalents	44.8					44.8
Solar energy systems	570.5					570.5
Restricted cash	36.1					36.1
Intangible assets	205.6					205.6
Goodwill	28.1					28.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Long Term Restricted Cash	12.4					12.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	87.0					87.0
Other assets	25.3					25.3
Total assets acquired	1,150.6					1,150.6
Accounts payable and accrued liabilities	12.8					12.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	280.8					280.8
Long-term debt	685.9					685.9
Other liabilities	82.5					82.5
Total liabilities assumed	1,062.0					1,062.0
Noncontrolling interest	56.0					56.0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	32.6					32.6
Mount Signal [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	146.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	11.6					11.6
Cash and cash equivalents	0.3					0.3
Solar energy systems	649.0					649.0
Restricted cash	22.2					22.2
Intangible assets	117.9					117.9
Other assets	12.6					12.6
Total assets acquired	813.6					813.6
Accounts payable and accrued liabilities	24.8					24.8
Long-term debt	413.5					413.5
Other liabilities	4.6					4.6
Total liabilities assumed	442.9					442.9
Noncontrolling interest	78.7					78.7
Fair value of net assets acquired	292.0
Terraform [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%					100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	27.4					27.4
Cash and cash equivalents	8.0					8.0
Solar energy systems	1,095.5					1,095.5
Restricted cash	36.9					36.9
Intangible assets	341.2					341.2
Other assets	40.3					40.3
Total assets acquired	1,549.3					1,549.3
Accounts payable and accrued liabilities	38.1					38.1
Long-term debt	551.0					551.0
Other liabilities	55.4					55.4
Total liabilities assumed	644.5					644.5
Noncontrolling interest	105.2					105.2
Fair value of net assets acquired	799.6
Number of Solar Energy Systems	168
Other TerraForm Acquisitions [Domain]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	11.3					11.3
Payments to Acquire Businesses, Net of Cash Acquired	243.2
Cash and cash equivalents	6.8					6.8
Solar energy systems	245.8					245.8
Restricted cash	14.7					14.7
Intangible assets	140.2					140.2
Other assets	4.9					4.9
Total assets acquired	423.7					423.7
Accounts payable and accrued liabilities	7.4					7.4
Long-term debt	137.5					137.5
Other liabilities	18.9					18.9
Total liabilities assumed	163.8					163.8
Noncontrolling interest	9.9					9.9
Fair value of net assets acquired	250.0
Energy Matters [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired					2.4
Business acquisition, contingent consideration					11.4
Goodwill					10.6
Business Acquisition, Transaction Costs					15.8
Payments to Acquire Businesses, Gross					3.1
Business Acquisition Contingent Consideration Additional Payment Combination Of Cash And Common Stock					1.3
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired						12.0
Business acquisition, contingent consideration	5.1					5.1
Goodwill	9.6					9.6
Business Acquisition, Transaction Costs	20.7					20.7
Payments to Acquire Businesses, Gross						12.1
Other Acquisitions [Member]
Business Acquisition [Line Items]
Business Acquisition Contingent Consideration Additional Payment Combination Of Cash And Common Stock					3.5
Italy Projects [Member] | Silver Ridge Acquisition [Member]
Business Acquisition [Line Items]
Acquisition Costs, Cumulative	42.0					42.0
AES US [Member] | Silver Ridge Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired							133.8
Acquisition Costs, Cumulative							178.6
Mount Signal [Member] | Silver Ridge Acquisition [Member]
Business Acquisition [Line Items]
Acquisition Costs, Cumulative							$ 292.0
Class B1 Unit [Member] | Mount Signal [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							5,840,000